Consolidated Statements of Operations and Other Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating expenses
General and administrative	$ 2,046,573	$ 411,019
Total operating expenses	2,046,573	411,019
OPERATING LOSS	(2,046,573)	(411,019)
Other income (expenses)
Interest expense	(2,016,324)	(172,334)
Amortization expense	(804,356)
Change in fair value of derivative liability	(3,004,387)
Change in fair value of warrant liability
Gain on settlement of debt	4,179,971
Other income	176,933
Foreign exchange (gain) loss		(1,099)
Net income (loss) from continuing operations	(3,514,736)	(584,452)
Loss from discontinued operations		(3,701,024)
Gain on sale of intangible assets, net		648,108
Net loss from discontinued operations		(3,052,916)
Net income (loss)	(3,514,736)	(3,637,368)
Other comprehensive (loss) income
Foreign exchange translation adjustment	(13,853)	(157,541)
Total other comprehensive income	(13,853)	(157,541)
Comprehensive income (loss)	(3,528,589)	(3,794,909)
AMOUNTS ATTRIBUTABLE TO COMMON STOCKHOLDERS
Loss from continuing operations	(3,528,589)	(741,993)
Loss from discontinued operations		(3,052,916)
COMPREHENSIVE NET LOSS	$ (3,528,589)	$ (3,794,909)
Basic	$ (0.11)	$ (0.03)
Diluted	(0.11)	(0.03)
Basic		(0.14)
Diluted		(0.14)
NET INCOME (LOSS) PER SHARE:
Basic	(0.11)	(0.18)
Diluted	$ (0.11)	$ (0.18)
WEIGHTED AVERAGE SHARES OUTSTANDING:
Basic	32,622,248	21,454,189
Diluted	32,622,248	21,454,189